Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue		$ 702	$ 743	$ 2,715	$ 1,992	$ 1,747
Cost of goods sold		147	219	701	550	462
Gross profit		555	524	2,014	1,442	1,285
Operating expenses:
Selling, general and administrative		2,366	2,415	9,684	9,434	10,009
Research and development		5,692	2,321	10,495	8,448	6,486
Total operating expenses		8,058	4,736	20,179	17,882	16,495
Operating loss		(7,503)	(4,212)	(18,165)	(16,440)	(15,210)
Change in fair value of the warrant liability, net		14,697	1,238	15,103	12,780	564
Gain on warrant extinguishment				9,613	0	0
Loss on debt settlements and extinguishments				(29,924)	0	0
Interest expense		(2)	(8,366)	(21,703)	(14,328)	(67)
Other (expense) income		(5)	8	(41)	17	9
Net income (loss)		7,187	(11,332)	(45,117)	(17,971)	(14,704)
Other comprehensive income (loss):
Foreign currency translation adjustments		(34)	(22)	83	(33)	(28)
Comprehensive income (loss)		$ 7,153	$ (11,354)	$ (45,034)	$ (18,004)	$ (14,732)
Common share data:
Basic and diluted loss per share	[1]			$ (3,250)	$ (1,853,500)	$ (2,548,000)
Basic income (loss) per common share	[2]	$ 10.91	$ (45,695.00)
Diluted income (loss) per share	[2]	$ 10.91	$ (45,695.00)
Weighted average number of basic shares outstanding	[2]	658,893	248
Weighted average number of diluted shares outstanding	[2]	658,893	248
Weighted average number of basic and diluted shares outstanding	[1]			14,039	10	6

[1]	reflects a one-for-sixteen (1:16) reverse stock split effected on July 21, 2016, a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017 and a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018.
[2]	reflects a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017 and a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018.